Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 912,378	$ 1,288,595
2027	927,543	1,176,644
2028	950,619	1,192,051
2029	977,116	1,215,495
2030	1,003,958	1,242,413
From 2031 to June 30, 2038	4,008,134	6,138,428
Total	8,779,748	12,253,626
Less: amounts representing interest	1,803,538	2,648,190
Present value of future minimum lease payments	6,976,210	9,605,436
Less: Current obligations	583,533	836,591
Long term obligations	6,392,677	8,768,845
2025	912,378	1,288,595
2026	927,543	1,176,644
2027	950,619	1,192,051
2028	977,116	1,215,495
2029	1,003,958	1,242,413
From 2030 to June 30, 2038	$ 4,008,134	$ 6,138,428